Note 20 - Related Party Transactions (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Operating Leases, Rent Expense, Total	$ 74,183	$ 65,982
Revenue from Related Parties	585	635
Minority Shareholders of Subsidiaries [Member]
Operating Leases, Rent Expense, Total	$ 420	356
Lessee, Operating Lease, Term of Contract	10 years
Minority Shareholders of Subsidiaries [Member] | Minimum [Member]
Property Management Contract Term	1 year
Minority Shareholders of Subsidiaries [Member] | Maximum [Member]
Property Management Contract Term	3 years
Non-controlling Shareholders [Member]
Due from Related Parties, Total	$ 6,465	$ 8,093
Non-controlling Shareholders [Member] | Minimum [Member]
Related Party Transaction, Rate	0.00%
Non-controlling Shareholders [Member] | Maximum [Member]
Related Party Transaction, Rate	4.00%